UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of the

Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period __________ to ___________

Date of Report (Date of earliest event reported): _____________

(Exact name of securitizer as specified in its charter)

(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Name and telephone number, including area code,

of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

        GM Financial Automobile Leasing Trust 2020-2

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor:     0001631055

Central Index Key Number of issuing entity (if applicable):     0001807011

Central Index Key Number of underwriter (if applicable):

Frank E. Brown III, Esq. – Senior Vice President, Corporate Counsel and Secretary, (817) 302-7521

Name and telephone number, including area code,

of the person to contact in connection with this filing

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is the Report of Independent Accountants on Applying Agreed-Upon Procedures, dated June 1, 2020, with respect to certain agreed-upon procedures performed by a third-party due diligence provider.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

GMF LEASING LLC
(Depositor)

By: /s/ Susan Sheffield
Name: Susan Sheffield
Title: Executive Vice President and Chief Financial Officer

Date: June 1, 2020

Exhibit 99.1

GM Financial Automobile Leasing Trust 2020-2

Asset-Backed Notes

Sample Lease Agreed-Upon Procedures

Report To:

AmeriCredit Financial Services, Inc.

GMF Leasing LLC

1 June 2020

Ernst & Young LLP 5 Times Square New York, NY 10036-6530	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

AmeriCredit Financial Services, Inc.

GMF Leasing LLC

801 Cherry Street, Suite 3500

Fort Worth, Texas 76102

Re:	GM Financial Automobile Leasing Trust 2020-2 (the “Issuing Entity”)

Asset-Backed Notes (the “Notes”)

Sample Lease Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by AmeriCredit Financial Services, Inc. (the “Sponsor”), GMF Leasing LLC (the “Depositor”), Barclays Capital Inc. (“Barclays”), Deutsche Bank Securities Inc. (“Deutsche Bank”), Mizuho Securities USA LLC (“Mizuho”) and SG Americas Securities, LLC (“Societe Generale,” together with the Sponsor, Depositor, Barclays, Deutsche Bank and Mizuho, the “Specified Parties”), solely to assist the Specified Parties in evaluating certain information relating to a designated pool of automobile, light duty truck and utility vehicle leases (the “Leases”) and the corresponding leased vehicles relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Sponsor, on behalf of the Depositor, provided us with:

a.	Electronic data files:
i.

Labeled “GMALT 2020-2 Data tape Upsize_Dist.csv” and the corresponding record layout and decode information, as applicable (the “Preliminary Data File”), that the Sponsor, on behalf of the Depositor, indicated contains information relating to certain automobile, light duty truck and utility vehicle leases (the “Preliminary Leases”) as of 14 May 2020 (the “Cutoff Date”) that are expected to be representative of the Leases,

ii.

Labeled “GMALT 2020-2 Data tape Upsize Dist v2.csv” and the corresponding record layout and decode information, as applicable (the “Pool A Base Data File”), that the Sponsor, on behalf of the Depositor, indicated contains information relating to certain automobile, light duty truck and utility vehicle leases (the “Pool A Leases”) as of the Cutoff Date,

iii.

Labeled “GMALT 2020-2 Data tape small Dist v2.csv” and the corresponding record layout and decode information, as applicable (the “Pool B Data File”), that the Sponsor, on behalf of the Depositor, indicated contains information relating to certain automobile, light duty truck and utility vehicle leases (the “Pool B Leases”) as of the Cutoff Date and

iv.

Labeled “GMALT 2020-2 Sample Tape.xlsx” and the corresponding record layout and decode information, as applicable (the “Supplemental Sample Data File,” together with the Preliminary Data File, Pool A Base Data File and Pool B Data File, the “Provided Data Files”), containing tabs:

(1)	Labeled “Sample Tape without ald fields” (the “Identification Sample File”) that the Sponsor, on behalf of the Depositor, indicated contains information relating to the:
(a)	Loan account number,
(b)	Application number and
(c)	Vehicle identification number

(collectively, the “Identification Supplemental Characteristics”) for each Sample Lease (as defined in Attachment A) and

(2)	Labeled “ALD Tape” (the “Asset Level Disclosure File”) that the Sponsor, on behalf of the Depositor, indicated contains information relating to the:
(a)	Co-lessee present indicator,
(b)	Payment to income ratio and
(c)	FICO score – Schedule AL

(collectively, the “Additional Supplemental Characteristics,” together with the Identification Supplemental Characteristics, the “Supplemental Characteristics”) for each Sample Lease as of 30 April 2020 (the “Reporting Period End Date”),

b.

A schedule and the corresponding record layout and decode information, as applicable (the “Security Interest Mapping File”), that the Sponsor, on behalf of the Depositor, indicated contains information relating to the lien holder or owner corresponding to each Sample Lease,

c.	Imaged copies of:
i.	The motor vehicle lease agreement and corresponding contract cure letter and/or amendment (collectively and as applicable, the “Lease Agreement”),
ii.

The certificate of title, application for title or guaranty of title, notice of lien, notice of security interest filing, vehicle ownership registration form, direct lien filing, electronic verification of title, title lien statement, notice of lien application, lien entry form or other related documents (collectively and as applicable, the “Title”),

iii.	The odometer disclosure statement, as applicable (the “Odometer Disclosure Statement”),
vi.	Certain printed screen shots and payment histories from the Sponsor’s servicing systems (the “Servicing System Screen Shots”),
vii.

Certain printed screen shots and account summary information from the Sponsor’s loan origination systems (the “Origination System Screen Shots,” together with the Servicing System Screen Shots, the “System Screen Shots”),

viii.	The borrower credit application or application for financing (collectively and as applicable, the “Credit Application”) and
ix.

The agreement to provide insurance, binder of insurance, confirmation of accidental physical damage insurance, supplemental provisions, notice of requirement to provide insurance, insurance verification form, insurance coverage acknowledgement, agreement to furnish insurance policy, property insurance disclosure or other related documents (collectively and as applicable, the “Agreement to Provide Insurance,” together with the Lease Agreement, Title, Odometer Disclosure Statement, System Screen Shots and Credit Application, the “Source Documents”)

that the Sponsor, on behalf of the Depositor, indicated relate to each Sample Lease,

d.	The list of relevant characteristics (the “Sample Characteristics”) on the Pool A Data File (as defined in Attachment A) and Pool B Data File, which is shown on Exhibit 1 to Attachment A, and
e.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing, observing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Provided Data Files, Security Interest Mapping File, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Provided Data Files, Security Interest Mapping File, Source Documents or any other information provided to us by the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to (a) the existence of the Preliminary Leases, Pool A Leases, Pool B Leases or Leases, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Leases conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Leases,
iii.	Whether the originator(s) of the Leases complied with federal, state or local laws or regulations or
iv.

Any other factor or characteristic of the Leases that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the information and use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

1 June 2020

Attachment A Page 1 of 3

Procedures performed and our associated findings

1.

As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 155 Preliminary Leases from the Preliminary Data File (the “Sample Leases”). For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample Leases or the methodology they instructed us to use to select the Sample Leases from the Preliminary Data File.

For the purpose of the procedures described in this report, the 155 Sample Leases are referred to as Sample Lease Numbers 1 through 155.

2.

For each automobile, light duty truck and utility vehicle leases on the Preliminary Data File and Pool A Base Data File, we compared the lease count, as shown on the Preliminary Data File, to the corresponding lease count, as shown on the Pool A Base Data File, and noted that:

a.	All of the Pool A Leases were included on both the Preliminary Data File and Pool A Base Data File,
b.	Seven of the Preliminary Leases included on the Preliminary Data File were not included on the Pool A Base Data File (the “Removed Preliminary Leases”) and
c.	None of the Removed Preliminary Leases were Sample Leases.

3.

As instructed by the Sponsor, on behalf of the Depositor, we appended the information for each Sample Lease on the Pool A Base Data File with the corresponding Supplemental Characteristics, all as shown on the Supplemental Sample Data File. The Pool A Base Data File, as adjusted, is hereinafter referred to as the “Pool A Data File.”

4.	For each Sample Lease, as applicable, we:

a.

Compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Pool A Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Documents, subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes to Exhibit 1 to Attachment A. The Source Document(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. Except for the information shown on Exhibit 2 to Attachment A, all such compared information was in agreement.

b.	Observed the existence of a Title.

Attachment A Page 2 of 3

4.	(continued)

c.

Observed that “General Motors Financial Company, Inc.” or “ACAR Leasing Ltd. (or d/b/a)” was the named lien holder or owner, as shown on the Title, or that the lien holder has assigned the vehicle corresponding to such Sample Lease to “General Motors Financial Company, Inc.” or “ACAR Leasing Ltd. (or d/b/a),” as shown on the Title, subject to the additional instruction(s) provided by the Sponsor, on behalf of the Depositor, described in the succeeding paragraph(s).

For the purpose of this procedure, the Sponsor, on behalf of the Depositor, instructed us to:

i.	Ignore differences due to abbreviation, truncation or spelling errors and
ii.	Note agreement in accordance with the decode information shown on the Security Interest Mapping File, as applicable.

d.	Observed the existence of a Credit Application.

e.	Observed that the Origination System Screen Shots contained a credit bureau report summary.

f.	Observed that the Lease Agreement contained a consumer leasing disclosure statement.

g.	Observed the existence of an Agreement to Provide Insurance or observed that the Lease Agreement contained a section titled “Insurance you must have on the vehicle.”

h.

Observed that the Origination System Screen Shots contained information in the co-app personal section for each Sample Lease with a co-lessee present indicator value of “true,” as shown on the Pool A Data File. We performed no procedures to determine the validity of any information in the co-app personal section of the Origination System Screen Shots.

5.

For each automobile, light duty truck and utility vehicle leases on the Pool A Data File and Pool B Data File, we compared the lease count, as shown on the Pool A Data File, to the corresponding lease count, as shown on the Pool B Data File, and noted that:

a.	All of the Pool B Leases were included on both the Pool A Data File and Pool B Data File,
b.	15,038 of the Pool A Leases included on the Pool A Data File were not included on the Pool B Data File (the “Removed Pool A Leases”) and
c.	None of the Removed Pool A Leases were Sample Leases.

Attachment A Page 3 of 3

6.

For each Sample Leases, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A (subject to the instruction(s) provided by the Sponsor, on behalf of the Depositor, described in the succeeding paragraph(s) of this Item), all as shown on the Pool A Data File, to the corresponding information on the Pool B Data File. All such compared information was in agreement.

For the purpose of this procedure, the Sponsor, on behalf of the Depositor, instructed us not to compare the Supplemental Characteristics, which were not included on the Pool B Data File.

Exhibit 1 to Attachment A

Sample Characteristics and Source Documents

Sample Characteristic	Source Document(s)	Note

Loan account number	Lease Agreement and Servicing System Screen Shots	i.

Application number	Origination System Screen Shots	i.

Vehicle identification number	Lease Agreement, Title and Servicing System Screen Shots

Maturity date	(a) Lease Agreement and recalculation and (b) Servicing System Screen Shots	ii.

Original term to maturity	Lease Agreement and Servicing System Screen Shots

Monthly base rent payment	(a) Lease Agreement and (b) (i) Servicing System Screen Shots, (ii) Servicing System Screen Shots and recalculation or (iii) Servicing System Screen Shots, Lease Agreement and recalculation	iii.

Model type (new/used)	(a) (i) Lease Agreement or (ii) Lease Agreement, Title or Odometer Disclosure Statement and (b) Servicing System Screen Shots	iv.

Vehicle make	Lease Agreement and Servicing System Screen Shots	v.

Vehicle model	Lease Agreement and Servicing System Screen Shots	v.

Vehicle year	Lease Agreement and Servicing System Screen Shots

Contract residual	Lease Agreement and Servicing System Screen Shots

Contract date	Lease Agreement	vi.

State	Servicing System Screen Shots

Lease commencement date	Servicing System Screen Shots

Remaining term to maturity	(a) Servicing System Screen Shots or (b) Servicing System Screen Shots and recalculation	vii.

Vehicle value (as of origination)	Servicing System Screen Shots

Payment to income ratio	Origination System Screen Shots

Acquisition cost	Origination System Screen Shots

FICO score	Origination System Screen Shots

FICO score – Schedule AL	Origination System Screen Shots	viii.

Contract rate	(a) Origination System Screen Shots or (b) Origination System Screen Shots and recalculation	ix.

Exhibit 1 to Attachment A

Notes:

i.	For identification purposes only.

ii.	For the purpose of comparing the maturity date Sample Characteristic for each Sample Lease, the Sponsor, on behalf of the Depositor, instructed us to recalculate the maturity date by adding the:
a.	Original term to maturity

to

b.	Lease commencement date,

both as shown on the Lease Agreement, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note.

For the purpose of this procedure, the Sponsor, on behalf of the Depositor, instructed us to note agreement if the maturity date value, as shown on the Pool A Data File, is:

a.	The 1st of the month following a maturity date that falls on the 29th, 30th or 31st day of the month, or on the 28th day of February, as recalculated above, or
b.

The 31st of the month of a maturity date that falls on the 28th day of the month, as recalculated above, for each Sample Lease with a lease commencement date on the 28th day of February, as shown on the Lease Agreement.

For the purpose of this procedure, the Sponsor, on behalf of the Depositor, instructed us to ignore differences of +/- 1 day.

iii.

For the purpose of comparing the monthly base rent payment Sample Characteristic for each Sample Lease (except for Sample Lease Number 114), the Sponsor, on behalf of the Depositor, instructed us to use the base rent value, as shown on the Servicing System Screen Shots, or, if the Servicing System Screen Shots did not contain the base rent value, the Sponsor, on behalf of the Depositor, instructed us to recalculate the monthly base rent payment by subtracting the:

a.	Earned tax

from

b.	Regular payment,

both as shown on the Servicing System Screen Shots.

For the purpose of comparing the monthly base rent payment Sample Characteristic for Sample Lease Number 114, the Sponsor, on behalf of the Depositor, instructed us to recalculate the monthly base rent payment by subtracting the:

a.	Earned tax, as shown on the Lease Agreement,

from

b.	Regular payment, as shown on the Servicing System Screen Shots.

Exhibit 1 to Attachment A

Notes: (continued)

iv.

For the purpose of comparing the model type (new/used) Sample Characteristic for each Sample Lease, the Sponsor, on behalf of the Depositor, instructed us to note agreement with a model type (new/used) value of “N,” as shown on the Pool A Data File, if the corresponding model type (new/used) value, as shown on the Lease Agreement, was “demo,” “R” or “S.”

Additionally, for the purpose of comparing the model type (new/used) Sample Characteristic for each Sample Lease with a model type (new/used), as shown on the Pool A Data File, that is different than the model type (new/used), as shown on the Lease Agreement (subject to the instruction(s) provided by the Sponsor, on behalf of the Depositor, described in the preceding paragraph(s) of this note), the Sponsor, on behalf of the Depositor, instructed us to note agreement with a model type (new/used) value of:

a.	“N,” as shown on the Pool A Data File, if the corresponding odometer reading, as shown on the Lease Agreement, Title or Odometer Disclosure Statement, is less than 7,500 miles and
b.	“U,” as shown on the Pool A Data File, if the corresponding odometer reading, as shown on the Lease Agreement, Title or Odometer Disclosure Statement, is greater than or equal to 7,500 miles,

subject to the additional instruction(s) described in the succeeding paragraph(s) of this note.

For the purpose of this procedure, the Sponsor, on behalf of the Depositor, instructed us to use one of the Lease Agreement, Title or Odometer Disclosure Statement. We performed no procedures to reconcile any differences that may exist relating to the information contained on the Lease Agreement, Title and Odometer Disclosure Statement with regard to the odometer reading.

v.

For the purpose of comparing the indicated Sample Characteristics for each Sample Lease, the Sponsor, on behalf of the Depositor, instructed us to ignore differences due to abbreviation, truncation or spelling errors.

vi.	For the purpose of comparing the contract date Sample Characteristic for each Sample Lease, the Sponsor, on behalf of the Depositor, instructed us to:
a.	Use the contract date next to the borrower’s signature, as shown on the Lease Agreement, and
b.	Ignore differences of +/- 1 day.

Exhibit 1 to Attachment A

Notes: (continued)

vii.

For the purpose of comparing the remaining term to maturity Sample Characteristic for each Sample Lease (except for Sample Lease Numbers 13, 16, 36, 56, 58, 62, 77, 79, 85, 89, 92, 93, 96, 114, 135 and 140), the Sponsor, on behalf of the Depositor, instructed us to use the Servicing System Screen Shots as the Source Document, subject to the additional instruction(s) provided by the Sponsor, on behalf of the Depositor, described in the succeeding paragraph(s) of this note.

The Sponsor, on behalf of the Depositor, indicated that certain of the Servicing System Screen Shots contained account activity that occurred after the Cutoff Date. For the purpose of comparing the remaining term to maturity Sample Characteristic for each Sample Lease, the Sponsor, on behalf of the Depositor, instructed us to only consider account activity that occurred on or prior to the Cutoff Date.

For the purpose of comparing the remaining term to maturity Sample Characteristic for Sample Lease Numbers 13, 16, 36, 56, 58, 62, 77, 79, 85, 89, 92, 93, 96, 114, 135 and 140, the Sponsor, on behalf of the Depositor, instructed us to recalculate the remaining term to maturity by subtracting the:

a.	Number of billed monthly base payments prior to the Cutoff Date, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note,

from

b.	Original term to maturity, as shown on the Servicing System Screen Shots.

For the purpose of this procedure, the Sponsor, on behalf of the Depositor, instructed us to calculate the number of billed monthly base payments prior to the Cutoff Date as the difference in months between the:

(1)	Lease commencement date, as shown on the Servicing System Screen Shots, and
(2)	Cutoff Date.

viii.

For the purpose of comparing the FICO score – Schedule AL Sample Characteristic for each Sample Lease, the Sponsor, on behalf of the Depositor, instructed us to note agreement with a FICO score – Schedule AL value of “None,” as shown on the Pool A Data File, if the corresponding FICO score – Schedule AL value, as shown on the Origination System Screen Shots, was “I.”

Exhibit 1 to Attachment A

Notes: (continued)

ix.

For the purpose of comparing the contract rate Sample Characteristic for each Sample Lease (except for Sample Lease Numbers 4, 38, 41, 44, 62, 93, 95, 110, 116, 118, 120, 126, 149 and 150), the Sponsor, on behalf of the Depositor, instructed us to:

a.	Use the Origination System Screen Shots as the Source Document and
b.	Round the contract rate, as shown on the Pool A Data File, to the second decimal (XX.XX%).

For the purpose of comparing the contract rate Sample Characteristic for Sample Lease Numbers 4, 38, 41, 44, 62, 93, 95, 110, 116, 118, 120, 126, 149 and 150, the Sponsor, on behalf of the Depositor, instructed us to recalculate the contract rate by:

a.	Multiplying:
(1)	The contracted money factor, as shown on the Origination System Screen Shots,

by

(2)	2,400 and
b.	Rounding the result obtained above to the second decimal (XX.XX%).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes above.

Exhibit 2 to Attachment A

Sample Characteristic Differences

Sample Lease Number	Sample Characteristic	Pool A Data File Value	Source Document Value

58	State	ND	MN

145	State	NY	PA